Debt - Additional Information (Details) € in Thousands, $ in Thousands			1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 19, 2022 USD ($)	Dec. 13, 2021 USD ($)	Nov. 30, 2020 EUR (€)	Nov. 30, 2019 EUR (€)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Oct. 31, 2020 EUR (€)	Aug. 31, 2020 EUR (€)	Apr. 30, 2020 USD ($)	Dec. 31, 2019 EUR (€)	May 31, 2014 EUR (€)
Debt Instrument [Line Items]
Debt						$ 37,081
Gain (Loss) on Extinguishment of Debt							$ 297
SSD2 [Member]
Debt Instrument [Line Items]
Debt		$ 12,000
Repayments of Long-term Debt	$ 12,100
Puretech [Member]
Debt Instrument [Line Items]
Debt		15,000
Repayments of Long-term Debt	15,200
2021 Bridge Financing
Debt Instrument [Line Items]
Debt		$ 27,000
Notes Payable, Related Parties, Current						27,100
Repayments of Long-term Debt	$ 27,300
Gain Loss on Adjustment for Fair Value of Convertible Promissory Notes					$ 200
Italian Economic Development Agency Loan
Debt Instrument [Line Items]
Debt						1,400								€ 1,200
Debt Instrument Interest Rate Stated Percentage														0.332%
Intesa Sanpaolo Loan, November 2019
Debt Instrument [Line Items]
Debt				€ 2,400		2,800
Convertible Debt Payment Due Time				3 months
Debt Issuance Costs, Net				€ 100		100
Intesa Sanpaolo Loan, November 2019 | Euribor rate
Debt Instrument [Line Items]
Debt Instrument Interest Rate Stated Percentage				2.30%
Intesa Sanpaolo Loan, 2020
Debt Instrument [Line Items]
Debt						5,700			€ 5,000
Debt Issuance Costs, Net						14,000			€ 13,000
Intesa Sanpaolo Loan, March 2021
Debt Instrument [Line Items]
Debt						5,400		€ 4,800
Debt Instrument Interest Rate Stated Percentage								0.701%
Debt Issuance Costs, Net						200		€ 200
Intesa Sanpaolo Loan, March 2021 | Minimum [Member]
Debt Instrument [Line Items]
Debt | €								€ 5,000
Horizon 2020 Loan, December 2019
Debt Instrument [Line Items]
Debt						300							€ 300
Debt Instrument Interest Rate Stated Percentage													0.171%
Debt Issuance Costs, Net						24,000							€ 21,000
Horizon 2020 Loan, October 2020
Debt Instrument [Line Items]
Debt						200				€ 200
Debt Issuance Costs, Net						22,000				€ 19,000,000
RIF Shareholders Loan
Debt Instrument [Line Items]
Debt						16,400					€ 14,500
Debt Instrument Interest Rate Stated Percentage											6.35%
Debt Issuance Costs, Net						600					€ 500
UniCredit Loan
Debt Instrument [Line Items]
Debt			€ 4,900			5,700
Debt Issuance Costs, Net			€ 100			100
Debt Instrument, Basis Spread on Variable Rate			2.12%
PPP Loan
Debt Instrument [Line Items]
Debt												$ 300
Gain (Loss) on Extinguishment of Debt							$ 300
2021 Bridge Financing
Debt Instrument [Line Items]
Debt Instrument Interest Rate Stated Percentage		10.00%
Percentage On Price For Conversion		75
Notes Payable, Fair Value Disclosure		$ 27,000				27,100
Gain Loss on Adjustment for Fair Value of Convertible Promissory Notes						$ 100
2021 Bridge Financing | SSD2 [Member]
Debt Instrument [Line Items]
Debt		12,000
2021 Bridge Financing | Puretech [Member]
Debt Instrument [Line Items]
Debt		$ 15,000